Acquisition of Cl Technologies (International) Sdn Bhd (Details) - Jan. 01, 2024	MYR (RM)	USD ($)
Acquisition of Cl Technologies (International) Sdn Bhd [Abstract]
Shareholders percentage	94.95%
Cash consideration	RM (457)	$ (100)